BONDS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
BONDS PAYABLE
Schedule of repayments of the principal amounts of the Company's long-term borrowings, including the bonds payable, bank and other borrowings

	RMB	US$
For the years ending December 31,
2022	408,194	64,055
2023	358,279	56,222
2024	347,990	54,607
2025	367,776	57,712
2026	279,825	43,911
2027 and thereafter	891,338	139,870